VANECK FALLEN ANGEL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (unaudited)
1
Par
(000's) Value
CORPORATE BONDS : 98.1%
Australia : 2.9%
Buckeye Partners LP
3.95%, 12/01/26 $ 33,300 $ 32,400,850
4.12%, 12/01/27 22,200 21,358,951
5.60%, 10/15/44 16,650 13,888,744
5.85%, 11/15/43 22,200 19,475,907
87,124,452
Canada : 5.4%
Bombardier, Inc. 144A
7.45%, 05/01/34 28,301 29,803,112
Methanex Corp.
5.25%, 12/15/29 † 38,850 37,855,832
5.65%, 12/01/44 16,675 14,619,031
Rogers Communications,
Inc. 144A
5.25% (US Treasury
Yield Curve Rate T 5
Year+3.59%), 03/15/82 † 41,650 40,851,236
TransAlta Corp.
6.50%, 03/15/40 16,650 16,322,946
Wilton RE Ltd. 144A
6.00% (US Treasury
Yield Curve Rate T 5
Year+5.27%), – (o) 22,200 22,111,626
161,563,783
Germany : 2.0%
Dresdner Funding Trust I
144A
8.15%, 06/30/31 55,475 60,941,235
Underline
Ireland : 2.7%
Aptiv Swiss Holdings Ltd.
6.88% (US Treasury
Yield Curve Rate T 5
Year+3.38%), 12/15/54 27,500 27,488,268
Perrigo Finance Unlimited
Co.
4.90%, 06/15/30 † 41,625 39,275,006
4.90%, 12/15/44 16,900 13,113,944
79,877,218
Italy : 3.7%
Telecom Italia Capital SA
6.00%, 09/30/34 27,750 26,466,275
6.38%, 11/15/33 27,700 27,306,385
7.20%, 07/18/36 27,750 27,872,590
7.72%, 06/04/38 27,750 28,695,415
110,340,665
Netherlands : 1.1%
OCI NV 144A
6.70%, 03/16/33 33,325 34,538,596
Underline
United Kingdom : 5.3%
Standard Chartered Plc 144A
7.01% (ICE LIBOR USD 3
Month+1.46%), 07/30/37
(o) 41,600 43,911,629
Vodafone Group Plc
Par
(000’s) Value
United Kingdom (continued)
7.00% (USD Swap Semi
30/360 5 Year+4.87%),
04/04/79 $ 110,950 $ 115,596,919
159,508,548
United States : 75.0%
Acadian Asset Management,
Inc.
4.80%, 07/27/26 † 15,275 15,120,342
Advance Auto Parts, Inc.
1.75%, 10/01/27 † 19,450 17,542,404
3.50%, 03/15/32 † 19,450 16,356,639
3.90%, 04/15/30 † 27,750 25,003,928
5.90%, 03/09/26 16,675 16,836,601
5.95%, 03/09/28 16,675 16,780,904
Banc of California
3.25% (Term SOFR USD 3
Month+2.52%), 05/01/31 21,375 20,257,088
Bath & Body Works, Inc.
6.95%, 03/01/33 † 15,775 16,041,534
Brandywine Operating
Partnership LP
3.95%, 11/15/27 24,975 23,669,172
4.55%, 10/01/29 † 19,425 17,673,471
8.30%, 03/15/28 † 19,450 20,482,095
Constellation Insurance, Inc.
144A
6.62%, 05/01/31 † 13,875 13,747,581
6.80%, 01/24/30 23,600 23,235,817
Crane NXT Co.
4.20%, 03/15/48 19,475 12,488,883
Crown Cork & Seal Co., Inc.
7.38%, 12/15/26 19,450 20,123,184
Diversified Healthcare Trust
4.75%, 02/15/28 27,750 24,371,135
DPL, Inc.
4.35%, 04/15/29 22,175 20,755,294
Embarq LLC
8.00%, 06/01/36 67,400 37,824,206
Entegris, Inc. 144A
4.75%, 04/15/29 88,750 85,655,376
Fluor Corp.
4.25%, 09/15/28 30,150 28,968,820
Frontier Florida LLC
6.86%, 02/01/28 16,675 17,118,638
Global Marine, Inc.
7.00%, 06/01/28 † 14,475 13,751,250
HB Fuller Co.
4.00%, 02/15/27 16,675 16,129,009
Hillenbrand, Inc.
5.00%, 09/15/26 20,800 20,657,416
Hudson Pacific Properties LP
3.25%, 01/15/30 † 22,200 16,194,631
3.95%, 11/01/27 22,200 20,328,349
4.65%, 04/01/29 † 27,750 22,320,971
5.95%, 02/15/28 † 19,425 17,524,163
Kohl's Corp.
4.62%, 05/01/31 † 27,750 22,238,362
5.55%, 07/17/45 23,700 14,979,021

VANECK FALLEN ANGEL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
United States (continued)
Lumen Technologies, Inc.
7.60%, 09/15/39 † $ 19,325 $ 15,701,562
Macy's Retail Holdings LLC
4.30%, 02/15/43 13,875 9,632,265
4.50%, 12/15/34 20,350 16,716,436
5.12%, 01/15/42 13,850 10,239,726
Murphy Oil Corp.
5.88%, 12/01/42 † 18,825 16,274,280
Navient Corp.
5.62%, 08/01/33 † 33,000 29,155,328
Newell Brands, Inc.
5.70%, 04/01/26 68,525 68,794,440
6.88%, 04/01/36 † 23,300 23,862,089
7.00%, 04/01/46 36,950 35,679,559
Nordstrom, Inc.
4.00%, 03/15/27 19,425 18,818,748
4.25%, 08/01/31 † 23,600 20,865,128
4.38%, 04/01/30 27,750 25,305,519
5.00%, 01/15/44 53,550 40,575,269
6.95%, 03/15/28 † 16,650 17,146,436
Oceaneering International,
Inc.
6.00%, 02/01/28 † 16,650 16,551,853
Prospect Capital Corp.
3.36%, 11/15/26 † 16,675 15,672,254
3.44%, 10/15/28 † 16,675 14,733,743
Resorts World Las Vegas LLC
/ RWLV Capital, Inc. Reg S
4.62%, 04/16/29 55,500 49,397,910
4.62%, 04/06/31 19,375 16,532,552
Rockies Express Pipeline LLC
144A
4.80%, 05/15/30 19,425 18,246,417
4.95%, 07/15/29 30,525 29,284,171
6.88%, 04/15/40 27,750 27,013,781
7.50%, 07/15/38 13,875 13,890,790
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 27,750 26,568,846
7.50%, 10/15/27 16,650 17,640,359
Safeway, Inc.
7.25%, 02/01/31 14,500 15,239,442
Seagate HDD Cayman
4.09%, 06/01/29 27,450 25,881,732
4.12%, 01/15/31 15,300 13,999,916
4.88%, 06/01/27 28,025 27,627,614
5.75%, 12/01/34 27,200 26,502,141
Sealed Air Corp. 144A
6.88%, 07/15/33 25,000 26,281,500
Service Properties Trust
3.95%, 01/15/28 † 22,200 19,624,989
4.38%, 02/15/30 † 22,200 17,870,192
4.75%, 10/01/26 24,975 24,165,658
4.95%, 02/15/27 † 22,200 21,476,540
4.95%, 10/01/29 † 23,600 19,531,325
5.25%, 02/15/26 19,425 19,116,667
Spirit AeroSystems, Inc.
3.85%, 06/15/26 16,650 16,374,018
4.60%, 06/15/28 † 38,850 37,488,595
Par
(000’s) Value
United States (continued)
Steelcase, Inc.
5.12%, 01/18/29 $ 25,000 $ 24,127,550
Tenet Healthcare Corp.
6.88%, 11/15/31 20,100 20,753,612
Toledo Hospital
4.98%, 11/15/45 15,150 11,336,442
5.33%, 11/15/28 † 17,775 17,493,225
6.01%, 11/15/48 22,200 19,730,250
Topaz Solar Farms LLC 144A
5.75%, 09/30/39 28,176 27,481,407
Transocean, Inc.
6.80%, 03/15/38 † 33,825 27,762,535
7.50%, 04/15/31 † 21,950 20,360,173
Travel + Leisure Co.
6.00%, 04/01/27 22,225 22,403,289
Under Armour, Inc.
3.25%, 06/15/26 33,325 32,380,376
United States Cellular Corp.
6.70%, 12/15/33 † 30,200 32,333,902
United States Steel Corp.
6.65%, 06/01/37 15,250 15,247,900
Valley National Bancorp
3.00% (Term SOFR USD 3
Month+2.36%), 06/15/31 16,600 15,238,791
VF Corp.
2.80%, 04/23/27 27,750 26,245,698
2.95%, 04/23/30 41,600 36,359,107
6.00%, 10/15/33 15,375 15,043,398
6.45%, 11/01/37 15,925 15,592,413
Vornado Realty LP
2.15%, 06/01/26 22,225 21,258,177
3.40%, 06/01/31 † 19,450 16,717,554
Walgreens Boots Alliance,
Inc.
3.20%, 04/15/30 † 27,750 23,066,216
3.45%, 06/01/26 80,300 78,230,701
4.10%, 04/15/50 † 35,525 23,645,468
4.50%, 11/18/34 † 16,850 13,459,062
4.65%, 06/01/46 16,575 10,989,609
4.80%, 11/18/44 † 36,600 27,478,113
Western Alliance Bancorp
3.00% (Term SOFR USD 3
Month+2.25%), 06/15/31 † 33,250 31,714,848
Xerox Corp.
4.80%, 03/01/35 13,900 8,499,640
6.75%, 12/15/39 19,425 13,142,937
XPO CNW, Inc.
6.70%, 05/01/34 16,650 17,200,366
Yum! Brands, Inc.
5.35%, 11/01/43 15,275 14,673,698
6.88%, 11/15/37 18,050 19,528,602
2,259,151,133
Total Corporate Bonds
(Cost: $3,009,383,369) 2,953,045,630

FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
8.4%
Money Market Fund: 8.4%
(Cost: $253,034,646)
Number
of Shares
(continued) Value
State Street Navigator
Securities Lending
Government Money
Market Portfolio 253,034,646 $ 253,034,646
Total Investments: 106.5%
(Cost: $3,262,418,015) 3,206,080,276
Liabilities in excess of other assets: (6.5)% (194,492,082)
NET ASSETS: 100.0% $ 3,011,588,194
Definitions:
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $229,730,037.
(o) Perpetual Maturity — the date shown is the next call date
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $496,994,274, or 16.5% of net assets.